Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Apr. 30, 2013
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(Oppenheimer OVAF Capital Income Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver and/or Expense Reimbursement	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67%
(Oppenheimer OVAF Capital Income Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%
(Oppenheimer OVAF Core Bond Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.77%
(Oppenheimer OVAF Core Bond Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%
(Oppenheimer OVAF Discovery Mid Cap Growth Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(Oppenheimer OVAF Discovery Mid Cap Growth Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(Oppenheimer OVAF Equity Income Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	1.00%
Total Annual Fund Operating Expenses	1.75%
Fee Waiver and/or Expense Reimbursement	(0.95%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(Oppenheimer OVAF Equity Income Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.93%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver and/or Expense Reimbursement	(0.89%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
(Oppenheimer OVAF Global Fund/VA) | Class 3 Shares
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.76%
(Oppenheimer OVAF Global Fund/VA) | Class 4 Shares
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.01%
(Oppenheimer OVAF Global Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.76%
(Oppenheimer OVAF Global Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.01%
(Oppenheimer OVAF Global Strategic Income/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.58%	[5]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.14%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%
(Oppenheimer OVAF Global Strategic Income/VA) | Service Shares
Operating Expenses:
Management Fees	0.58%	[5]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses of the Fund	0.14%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%
(Oppenheimer OVAF Main Street Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.78%
(Oppenheimer OVAF Main Street Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.03%
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Total Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(Oppenheimer OVAF Money Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%

[1]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Non-Service Shares and 1.05% for Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
[2]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.67% for Non-Service Shares and 0.92% for Service Shares as calculated on the daily net assets of the Fund. The Manager has also contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in funds managed by the Manager or its affiliates. Each of these fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
[3]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
[4]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Non-Service shares and 1.05% for Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
[5]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund during the Fund's most recent fiscal year and the gross management fee of the Subsidiary during the Fund's most recent fiscal year.
[6]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn until one year from the date of this prospectus, unless approved by the Board.
[7]	After discussions with the Fund's board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Non-Service Shares and 1.05% for Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
[8]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.50% as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.